Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Income Statement [Abstract]
Net product sales	$ 1,831,000	$ 1,289,000
Operating costs and expenses
Cost of goods sold	760,000	441,000
Selling, general and administrative	5,230,000	5,076,000
Research and development	779,000	927,000
Share-based compensation	1,070,000	1,902,000
Total operating costs and expenses	7,839,000	8,346,000
Loss from operations	(6,008,000)	(7,057,000)
Other income (expense)
Fair value of derivative liabilities in excess of proceeds		(1,867,000)
Change in derivative liabilities	(277,000)	(5,481,000)
Interest expense, net	(5,000)	(10,000)
Other income, net	27,000	44,000
Total other expense	(255,000)	(7,314,000)
Net loss	$ (6,263,000)	$ (14,371,000)
Basic and diluted net loss per share	$ (0.10)	$ (0.25)
Shares used in computing basic and diluted net loss per share	63,492,406	56,830,533